COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2014, commitments outstanding for the purchases of property, plant and equipment approximated $34.8 million, which will be due subsequent to receipt of the purchases.

Lease commitments

The operating lease commitments as of December 31, 2014 were principally for its facility in Daqo New Material. The lease expense was $580,724, $164,811 and $1,071,287 for the year ended December 31, 2012, 2013 and 2014, respectively.

Future minimum lease payments are as follows:

Year ending December 31	USDUSD
2015	$1,071,287
2016	1,071,287
2017	-

Total	$2,142,574

Legal Matter

The Group is the defendant in arbitration involving a supplier claiming approximately $0.8 million from alleged breach of an equipment supply contract. The Group determined that the likelihood of loss is probable and the best estimate of loss is $0.4 million. Accordingly, the contingent liability of $0.4 million was accrued in "Accrued Expenses And Other Current Liabilities" as of December 31, 2014.